Mairs & Power Minnesota Municipal Bond ETF
Schedule of Investments
September 30, 2026 (Unaudited)

MUNICIPAL BONDS - 93.6%	Par	Value
Minnesota - 93.6% (a)
Alden-Conger Independent School District No 242, 3.00%, 02/01/2027	$ 330,000	$ 328,433
Alexandria Lake Area Sanitation District, 4.00%, 02/01/2036	150,000	140,970
Anoka-Hennepin Independent School District No 11, 4.00%, 02/01/2032	320,000	314,374
Big Lake Economic Development Authority, 5.00%, 02/01/2046	370,000	350,585
Cedar Mountain Independent School District No 2754, 5.00%, 02/01/2036	250,000	261,609
City of Albert Lea MN, 5.00%, 02/01/2038	250,000	257,642
City of Apple Valley MN
4.00%, 09/01/2030	160,000	156,547
4.00%, 09/01/2041	290,000	245,932
City of Bloomington MN
4.00%, 02/01/2040	655,000	602,025
4.00%, 02/01/2042	815,000	712,859
City of Cambridge MN, 5.00%, 02/01/2035	215,000	225,179
City of Center City MN
4.00%, 11/01/2027	135,000	135,062
5.00%, 11/01/2038	370,000	376,682
City of Duluth MN, 5.00%, 02/01/2030	250,000	250,233
City of Fairmont MN Electric Revenue, 5.00%, 12/01/2040	300,000	299,606
City of Grand Rapids MN, 4.00%, 02/01/2038	250,000	240,228
City of Hermantown MN, 4.00%, 02/01/2043	300,000	259,610
City of Jordan MN, 4.00%, 02/01/2033	135,000	134,446
City of Maple Lake MN, 5.00%, 02/01/2036	260,000	263,826
City of Marshall MN Public Utility Revenue, 5.00%, 07/01/2038	300,000	307,919
City of Minneapolis MN
5.00%, 11/15/2036	150,000	150,300
4.00%, 11/15/2037	250,000	229,621
5.00%, 11/15/2052 (b)	510,000	518,258
City of Montgomery MN, 5.00%, 02/01/2030	200,000	207,442
City of New Prague MN
4.00%, 02/01/2037	315,000	300,358
4.13%, 12/01/2044	955,000	819,305
City of Northfield MN
5.00%, 02/01/2041	385,000	388,599
4.00%, 02/01/2044	200,000	170,513
City of Owatonna MN, 4.00%, 03/01/2035	175,000	171,246
City of Rochester MN, 4.00%, 11/15/2043	1,000,000	865,555
City of Rosemount MN, 5.00%, 02/01/2037	250,000	256,734
City of St Cloud MN
5.00%, 05/01/2036	1,000,000	1,032,901
5.00%, 05/01/2043	250,000	244,041
City of Victoria MN, 4.00%, 02/01/2042	250,000	218,669
Cloquet Area Fire & Ambulance Special Taxing District, 5.00%, 02/01/2035	200,000	209,978
County of Beltrami MN, 4.00%, 12/01/2042	250,000	217,331
County of Carlton MN, 5.00%, 02/01/2042	250,000	251,363
County of Hennepin MN
5.00%, 12/01/2030	195,000	197,618
5.00%, 12/15/2037	250,000	252,691
5.00%, 12/01/2042	155,000	157,355
5.00%, 12/01/2043	150,000	150,705
5.00%, 12/01/2044	500,000	504,153
County of Hubbard MN, 4.00%, 02/01/2036	250,000	242,086
County of Itasca MN, 4.00%, 02/01/2044	200,000	170,041
County of Koochiching MN, 5.00%, 02/01/2035	300,000	312,250
County of Ramsey MN
3.00%, 02/01/2028	700,000	689,752

5.00%, 02/01/2038	300,000	313,426
County of Renville MN, 5.00%, 02/01/2029	270,000	278,184
Crookston Independent School District No 593, 5.00%, 02/01/2029	250,000	257,201
Dakota County Community Development Agency, 4.20%, 05/01/2043	150,000	126,295
Duluth Independent School District No 709, 0.00%, 02/01/2031 (c)	200,000	163,966
Eastern Carver County Schools Independent School District No 112, 4.00%, 02/01/2035	250,000	242,162
Elk River Independent School District No 728, 4.00%, 02/01/2037	250,000	236,351
Fairmont Independent School District No 2752, 4.00%, 02/01/2040	500,000	443,454
Forest Lake Independent School District No 831, 4.00%, 02/01/2039	500,000	465,156
Fulda Independent School District No 505, 4.25%, 02/01/2040	1,000,000	927,643
Housing & Redevelopment Authority of The City of St Paul Minnesota
3.13%, 11/15/2032	110,000	96,983
4.00%, 10/01/2037	250,000	223,990
International Falls Independent School District No 361, 4.00%, 02/01/2041	300,000	267,169
Inver Grove Heights Independent School District No 199, 5.00%, 02/01/2032	500,000	527,942
Madelia Independent School District No 837, 4.00%, 02/01/2045	1,000,000	838,135
Mankato Independent School District No 77, 4.00%, 02/01/2042	1,000,000	875,439
Metropolitan Council
5.00%, 12/01/2028	100,000	102,927
4.00%, 03/01/2030	155,000	155,027
5.00%, 03/01/2043	1,000,000	1,014,223
Minneapolis Special School District No 1
5.00%, 02/01/2028	565,000	575,140
5.00%, 02/01/2042	295,000	297,265
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2031	150,000	150,513
5.00%, 01/01/2032	250,000	256,603
Minnesota Agricultural & Economic Development Board
5.00%, 01/01/2039	500,000	495,735
5.00%, 01/01/2042	250,000	237,133
5.00%, 11/15/2043	1,000,000	949,260
5.00%, 11/15/2044	205,000	194,215
Minnesota Health & Education Facilities Authority
5.00%, 10/01/2029	255,000	262,507
5.00%, 12/01/2030	595,000	617,416
5.00%, 10/01/2034	260,000	264,250
4.00%, 03/01/2036	215,000	200,588
3.00%, 10/01/2041	300,000	219,096
3.00%, 03/01/2043	125,000	91,423
Minnesota Housing Finance Agency
3.10%, 02/01/2027	150,000	149,430
4.00%, 07/01/2041 (b)	1,750,000	1,750,000
4.35%, 07/01/2041	1,000,000	905,228
4.85%, 07/01/2045	500,000	467,446
Minnesota State Colleges And Universities Foundation, 4.00%, 10/01/2029	200,000	199,721
New London-Spicer Independent School District No 345, 5.00%, 02/01/2033	895,000	942,037
North Mankato Port Authority
5.00%, 02/01/2036	500,000	513,215
5.00%, 02/01/2039	750,000	755,819
Owatonna Independent School District No 761, 4.00%, 02/01/2028	150,000	150,661
Pine City Independent School District No 578, 2.00%, 04/01/2032	200,000	168,458
Princeton Public Utilities Commission, 5.00%, 04/01/2031	100,000	102,766
Redwood Area Schools Independent School District No 2897, 4.00%, 02/01/2039	360,000	335,508
Robbinsdale Independent School District No 281, 5.00%, 02/01/2034	250,000	265,029
Rochester Independent School District No 535, 4.00%, 02/01/2031	200,000	199,145
Rosemount-Apple Valley-Eagan Independent School District No 196, 4.00%, 02/01/2043	300,000	259,196
South Washington County Independent School District No 833
5.00%, 04/01/2031	200,000	207,104
5.00%, 02/01/2037	1,000,000	1,028,851
St Cloud Independent School District No 742
0.00%, 02/01/2033 (c)	150,000	113,090

5.00%, 02/01/2041	225,000		225,458
St Louis Park Independent School District No 283, 5.00%, 04/01/2032	150,000		155,632
St Michael-Albertville Independent School District No 885, 5.00%, 02/01/2040	540,000		554,819
St Paul Housing & Redevelopment Authority Parking Enterprise Revenue, 5.00%, 12/01/2034	250,000		257,042
St Paul Independent School District No 625
2.25%, 02/01/2035	100,000		79,949
5.00%, 02/01/2042	200,000		201,602
4.13%, 02/01/2045	835,000		720,176
State of Minnesota
5.00%, 08/01/2028	280,000		287,043
5.00%, 08/01/2029	510,000		529,462
5.00%, 08/01/2034	250,000		253,838
5.00%, 08/01/2034	1,000,000		1,050,526
4.00%, 09/01/2034	165,000		161,041
5.00%, 08/01/2037	1,000,000		1,053,009
5.00%, 08/01/2039	1,000,000		1,034,553
5.00%, 08/01/2043	400,000		404,139
State of Minnesota Department of Iron Range Resources & Rehabilitation
5.00%, 10/01/2031	500,000		523,243
5.00%, 10/01/2035	220,000		230,191
Stillwater Independent School District No 834
5.00%, 02/01/2035	1,075,000		1,137,702
5.00%, 02/01/2040	250,000		253,538
4.00%, 02/01/2041	130,000		116,616
Truman Independent School District No 458, 4.00%, 02/01/2044	300,000		254,003
University of Minnesota
5.00%, 10/01/2026	220,000		220,000
5.00%, 04/01/2039	1,000,000		1,040,006
Waconia Independent School District No 110
3.00%, 02/01/2028	100,000		98,138
5.00%, 02/01/2038	150,000		152,390
Waterville-Elysian-Morristown Independent School District No 2143, 4.00%, 02/01/2045	250,000		210,833
West St Paul-Mendota Heights-Eagan Independent School District No 197, 3.65%, 02/01/2038	1,000,000		862,191
Westonka Independent School District No 277, 4.00%, 02/01/2041	100,000		89,704
Zumbro Education District, 4.00%, 02/01/2038	275,000		241,138
			48,070,135
TOTAL MUNICIPAL BONDS (Cost $51,954,563)			48,070,135

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares		Value
First American Government Obligations Fund - Class X, 3.76% (d)	88,217		88,217
TOTAL MONEY MARKET FUNDS (Cost $88,217)			88,217

TOTAL INVESTMENTS - 93.8% (Cost $52,042,780)			48,158,352
Other Assets in Excess of Liabilities - 6.2%		0.06150	3,155,935
TOTAL NET ASSETS - 100.0%			$ 51,314,287

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular state, its performance will be especially sensitive to developments that significantly affect that state.
(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2026.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2026.

Summary of Fair Value Disclosure as of September 30, 2026 (Unaudited)

Mairs & Power Minnesota Municipal Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ –	$ 48,070,135	$ –	$ 48,070,135
Money Market Funds	88,217	–	–	88,217
Total Investments	$ 88,217	$ 48,070,135	$ –	$ 48,158,352

Refer to the Schedule of Investments for further disaggregation of investment categories.